Lease Obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Lease Obligations (Details) [Line Items]
Operating lease expense	$ 21,900	$ 25,300	$ 20,100
Cash payments operating leases	18,800	22,000	17,700
Operating lease assets	77,150	84,161
Operating lease liabilities	81,856	89,100
Operating lease non-current, liabilities	68,126	74,838
Operating lease assets and liabilities	$ 18,861	$ 7,517	$ 60,672
Operating lease, weighted average remaining lease term	6 years 4 months 9 days	5 years 11 months 26 days
Operating lease discount rate	4.00%	3.80%
Sublease rental income	$ 500
Restricted Stock [Member]
Lease Obligations (Details) [Line Items]
Operating lease assets and liabilities	$ 18,900	$ 7,500